INVESTMENTS - Carrying amount and fair value of marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Fair value at the beginning of the year	$ 34,471	$ 24,117	$ 23,127
Purchase of securities		14,479
Disposal of securities		(2,597)
Change in fair value of securities	(2,853)	(1,523)	828
Foreign currency translation adjustments	0	(5)	162
Fair value at the end of the year	$ 31,668	$ 34,471	$ 24,117